Related Parties Payable - Schedule of Related Parties Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Related Parties Payable [Line Items]
Due to related parties	$ 7,226,210	$ 3,783,415
Yan, Keyan [Member]
Schedule of Related Parties Payable [Line Items]
Relationship with the Company	EX-chairman of the Board of Directors and interim Chief Financial Officer
Sun, Lei [Member]
Schedule of Related Parties Payable [Line Items]
Relationship with the Company	Chief Executive Officer and Co-chairman of the Board of Directors
Nature	Borrowing of funds
Due to related parties	$ 5,177,309	1,359,982
Li, Huidan [Member]
Schedule of Related Parties Payable [Line Items]
Relationship with the Company	Co-Chairman of the Board of Directors
Nature	Borrowing of funds
Due to related parties	$ 2,048,901	$ 2,423,433
Mu Ruifeng [Member]
Schedule of Related Parties Payable [Line Items]
Relationship with the Company	Director
Jin Yan [Member]
Schedule of Related Parties Payable [Line Items]
Relationship with the Company	Director